Consolidated statements of changes in shareholders' equity - EUR (€)		Equity attributable to owners of parent [member]	Issued capital [member]	Share premium and statutory reserve [member]	Subordinated notes [member]	Reserves, attributable to owners of parent [member]	Accumulated other comprehensive income attributable to owners of parent [member]		Non-controlling interests [member]	Reserves, non-controlling interests [member]	Accumulated other comprehensive income, non-controlling interests [member]		Total
Equity at beginning of period (Previously stated [member]) at Dec. 31, 2018		€ 30,671,000,000	€ 10,640,000,000	€ 16,859,000,000	€ 5,803,000,000	€ (2,060,000,000)	€ (571,000,000)		€ 2,580,000,000	€ 2,357,000,000	€ 223,000,000		€ 33,251,000,000
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2018	[1]	114,000,000				114,000,000							114,000,000
Equity at beginning of period at Dec. 31, 2018	[1]	30,785,000,000	10,640,000,000	16,859,000,000	5,803,000,000	(1,946,000,000)	(571,000,000)		2,580,000,000	2,357,000,000	223,000,000		€ 33,365,000,000
Equity at beginning of period (in shares) (Previously stated [member]) at Dec. 31, 2018													2,660,056,599
Equity at beginning of period (in shares) at Dec. 31, 2018	[1]												2,660,056,599
Consolidated comprehensive income	[1]	3,109,000,000				3,004,000,000	104,000,000	[2]	230,000,000	218,000,000	11,000,000	[2]	€ 3,339,000,000
Share-based compensation		52,000,000				52,000,000			3,000,000	3,000,000			55,000,000
Purchase of treasury shares		(34,000,000)				(34,000,000)							(34,000,000)
Dividends		(1,857,000,000)				(1,857,000,000)			(248,000,000)	(248,000,000)			(2,105,000,000)
Issues and purchases of subordinated notes		(81,000,000)			0	(81,000,000)							(81,000,000)
Subordinated notes remuneration		(297,000,000)				(297,000,000)							(297,000,000)
Changes in ownership interests with no gain/loss of control		4,000,000				4,000,000			1,000,000	1,000,000			5,000,000
Changes in ownership interests with gain/loss of control									2,000,000	2,000,000			2,000,000
Other movements	[3]	195,000,000				195,000,000			119,000,000	119,000,000			314,000,000
Equity at end of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2019													1,161,000,000
Equity at end of period at Dec. 31, 2019	[1]	31,875,000,000	10,640,000,000	16,859,000,000	5,803,000,000	(961,000,000)	(467,000,000)		2,687,000,000	2,452,000,000	234,000,000		€ 34,561,000,000
Equity at end of period (in shares) at Dec. 31, 2019	[1]												2,660,056,599
Consolidated comprehensive income	[1]	4,578,000,000				4,822,000,000	(244,000,000)	[2]	158,000,000	233,000,000	(75,000,000)	[2]	€ 4,736,000,000
Share-based compensation		16,000,000				16,000,000			7,000,000	7,000,000			23,000,000
Purchase of treasury shares		7,000,000				7,000,000							7,000,000
Dividends		(1,595,000,000)				(1,595,000,000)			(225,000,000)	(225,000,000)			(1,820,000,000)
Issues and purchases of subordinated notes		(12,000,000)			0	(12,000,000)							(12,000,000)
Subordinated notes remuneration		(258,000,000)				(258,000,000)							(258,000,000)
Changes in ownership interests with no gain/loss of control		(21,000,000)				(21,000,000)			19,000,000	19,000,000			(2,000,000)
Other movements		(33,000,000)				(33,000,000)			(2,000,000)	(2,000,000)			(35,000,000)
Equity at end of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2020													2,626,000,000
Equity at end of period at Dec. 31, 2020	[1]	34,557,000,000	10,640,000,000	16,859,000,000	5,803,000,000	1,966,000,000	(711,000,000)		2,643,000,000	2,484,000,000	159,000,000		€ 37,200,000,000
Equity at end of period (in shares) at Dec. 31, 2020	[1]												2,660,056,599
Consolidated comprehensive income		687,000,000				233,000,000	454,000,000	[2]	580,000,000	545,000,000	36,000,000	[2]	€ 1,267,000,000
Share-based compensation		165,000,000				165,000,000			6,000,000	6,000,000			171,000,000
Purchase of treasury shares		(179,000,000)				(179,000,000)							(179,000,000)
Dividends		(2,127,000,000)				(2,127,000,000)			(218,000,000)	(218,000,000)			(2,345,000,000)
Issues and purchases of subordinated notes		(311,000,000)			(306,000,000)	(6,000,000)							(311,000,000)
Subordinated notes remuneration		(238,000,000)				(238,000,000)							(238,000,000)
Changes in ownership interests with no gain/loss of control	[4]	(185,000,000)				(185,000,000)			(213,000,000)	(213,000,000)			(398,000,000)
Changes in ownership interests with gain/loss of control	[5]								249,000,000	249,000,000			249,000,000
Other movements		(28,000,000)				(28,000,000)			(28,000,000)	(28,000,000)			(55,000,000)
Equity at end of period at Dec. 31, 2021		€ 32,341,000,000	€ 10,640,226,396	€ 16,859,000,000	€ 5,497,000,000	€ (399,000,000)	€ (257,000,000)		€ 3,020,000,000	€ 2,825,000,000	€ 195,000,000		€ 35,361,000,000
Equity at end of period (in shares) at Dec. 31, 2021													2,660,056,599

[1]	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1)
[2]	Including in 2021 a variation of 317 million euros related to hedging instruments (of which 319 million euros of hedging in USD and GBP held by Orange SA) and a variation of 200 million euros related to translation adjustments (impact spread on multiple currencies)
[3]	Including in 2019 the effect of the cancellation of the promise to buy (put option) of the Orange Bank equity.
[4]	Including the partial buyout of non controlling interests in Orange Belgium and the full buyout of non controlling interests in Orange Bank (see Note 3.2)
[5]	Related to the takeover of Telekom Romania Communications (see Note 3.2)